Cover	May 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-31720
Entity Registrant Name	PIPER SANDLER COMPANIES
Entity Central Index Key	0001230245
Entity Tax Identification Number	30-0168701
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	303-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PIPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false